Stock-Based Compensation - Stock Options Outstanding Additional Information (Detail)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options, Shares | shares	3,890,131
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	3 years 3 months 18 days
Outstanding Options, Weighted-Average Exercise Price	$ 42.58
Exercisable Options, Shares | shares	3,890,131
Exercisable Options, Weighted-Average Exercise Price	$ 42.58
Exercise Price Range $25.01-$30.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	25.01
Upper range limit of Exercise Prices	$ 30.00
Outstanding Options, Shares | shares	251,126
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	1 month 6 days
Outstanding Options, Weighted-Average Exercise Price	$ 28.63
Exercisable Options, Shares | shares	251,126
Exercisable Options, Weighted-Average Exercise Price	$ 28.63
Exercise Price Range $30.01-$35.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	30.01
Upper range limit of Exercise Prices	$ 35.00
Outstanding Options, Shares | shares	446,538
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	1 year 1 month 6 days
Outstanding Options, Weighted-Average Exercise Price	$ 33.98
Exercisable Options, Shares | shares	446,538
Exercisable Options, Weighted-Average Exercise Price	$ 33.98
Exercise Price Range $35.01-$40.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	35.01
Upper range limit of Exercise Prices	$ 40.00
Outstanding Options, Shares | shares	1,051,053
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	4 years 1 month 6 days
Outstanding Options, Weighted-Average Exercise Price	$ 39.49
Exercisable Options, Shares | shares	1,051,053
Exercisable Options, Weighted-Average Exercise Price	$ 39.49
Exercise Price Range $40.01-$45.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	40.01
Upper range limit of Exercise Prices	$ 45.00
Outstanding Options, Shares | shares	1,269,994
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	2 years 8 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 42.43
Exercisable Options, Shares | shares	1,269,994
Exercisable Options, Weighted-Average Exercise Price	$ 42.43
Exercise Price Range $45.01-$50.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	45.01
Upper range limit of Exercise Prices	$ 50.00
Outstanding Options, Shares | shares
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)
Outstanding Options, Weighted-Average Exercise Price
Exercisable Options, Shares | shares
Exercisable Options, Weighted-Average Exercise Price
Exercise Price Range $50.01-$55.01 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	50.01
Upper range limit of Exercise Prices	$ 55.01
Outstanding Options, Shares | shares	871,420
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	5 years 1 month 6 days
Outstanding Options, Weighted-Average Exercise Price	$ 54.96
Exercisable Options, Shares | shares	871,420
Exercisable Options, Weighted-Average Exercise Price	$ 54.96